Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Assets
Cash and cash equivalents	$ 67,484	$ 65,098
Interest bearing deposits with banks	2,838	3,640
Securities	423,476	396,880
Securities borrowed or purchased under resale agreements	129,421	110,907
Loans
Residential mortgages	196,033	191,080
Consumer instalment and other personal	92,741	92,687
Credit cards	12,649	13,612
Business and government	380,788	384,993
Allowance for credit losses	(5,050)	(4,356)
Loans,net	677,161	678,016
Other Assets
Derivative instruments	57,151	47,253
Customers' liability under acceptances	711	359
Receivable from brokers, dealers and clients	43,167	31,916
Other	75,393	75,578
Other assets	176,422	155,106
Total Assets	1,476,802	1,409,647
Deposits
Deposits	976,202	982,440
Other liabilities
Derivative instruments	58,729	58,303
Acceptances	711	359
Securities sold but not yet purchased	54,876	35,030
Securities lent or sold under repurchase agreements	134,967	110,791
Securitization and structured entities' liabilities	51,562	40,164
Insurance-related liabilities	20,436	18,770
Payable to brokers, dealers and clients	45,170	34,407
Other	37,549	36,720
Total other liabilities	404,000	334,544
Subordinated debt	8,500	8,377
Total Equity	88,100	84,286
Total Liabilities and Equity	1,476,802	1,409,647
Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	246,852	236,271
Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	31,913	32,416
Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	18,358	18,224
Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,090	1,459
0 -1 month [member]
Assets
Cash and cash equivalents	65,232	62,827
Interest bearing deposits with banks	2,461	2,513
Securities	4,613	6,787
Securities borrowed or purchased under resale agreements	105,268	85,185
Loans
Residential mortgages	2,596	1,683
Consumer instalment and other personal	691	581
Credit cards	0
Business and government	11,283	8,647
Allowance for credit losses	0
Loans,net	14,570	10,911
Other Assets
Derivative instruments	6,336	5,573
Customers' liability under acceptances	711	359
Receivable from brokers, dealers and clients	43,167	31,916
Other	3,752	3,847
Other assets	53,966	41,695
Total Assets	246,110	209,918
Deposits
Deposits	37,399	47,637
Other liabilities
Derivative instruments	5,789	6,769
Acceptances	711	359
Securities sold but not yet purchased	54,876	35,030
Securities lent or sold under repurchase agreements	113,549	99,364
Securitization and structured entities' liabilities	1	44
Insurance-related liabilities	90	93
Payable to brokers, dealers and clients	45,170	34,407
Other	11,733	12,409
Total other liabilities	231,919	188,475
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	269,318	236,112
0 -1 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,889	3,720
0 -1 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,372	2,109
0 -1 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	429	283
0 -1 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	59	30
1 - 3 Months [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	328	628
Securities	5,026	14,011
Securities borrowed or purchased under resale agreements	15,571	16,803
Loans
Residential mortgages	6,037	3,284
Consumer instalment and other personal	1,584	974
Credit cards	0
Business and government	14,430	14,418
Allowance for credit losses	0
Loans,net	22,051	18,676
Other Assets
Derivative instruments	10,429	7,996
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	1,155	1,012
Other assets	11,584	9,008
Total Assets	54,560	59,126
Deposits
Deposits	65,186	74,759
Other liabilities
Derivative instruments	9,844	10,541
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	17,158	7,777
Securitization and structured entities' liabilities	2,375	981
Insurance-related liabilities	82	89
Payable to brokers, dealers and clients	0
Other	5,244	2,968
Total other liabilities	34,703	22,356
Subordinated debt	25
Total Equity	0
Total Liabilities and Equity	99,914	97,115
1 - 3 Months [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,405	5,220
1 - 3 Months [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,167	5,235
1 - 3 Months [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	72	213
1 - 3 Months [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	92	78
3-6 month [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	47	481
Securities	7,358	7,840
Securities borrowed or purchased under resale agreements	6,399	5,701
Loans
Residential mortgages	10,583	6,413
Consumer instalment and other personal	3,079	1,703
Credit cards	0
Business and government	18,395	16,461
Allowance for credit losses	0
Loans,net	32,057	24,577
Other Assets
Derivative instruments	5,146	7,211
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	455	948
Other assets	5,601	8,159
Total Assets	51,462	46,758
Deposits
Deposits	66,458	69,479
Other liabilities
Derivative instruments	6,317	10,828
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	762	721
Securitization and structured entities' liabilities	200	1,072
Insurance-related liabilities	21	18
Payable to brokers, dealers and clients	0
Other	222	805
Total other liabilities	7,522	13,444
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	73,980	82,923
3-6 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	10,029	10,229
3-6 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,192	6,113
3-6 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0	213
3-6 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	154	94
6-9 month [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	2	18
Securities	6,635	6,707
Securities borrowed or purchased under resale agreements	1,880	2,330
Loans
Residential mortgages	14,475	6,653
Consumer instalment and other personal	4,292	1,827
Credit cards	0
Business and government	23,398	19,448
Allowance for credit losses	0
Loans,net	42,165	27,928
Other Assets
Derivative instruments	4,122	2,482
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	26	31
Other assets	4,148	2,513
Total Assets	54,830	39,496
Deposits
Deposits	58,424	68,110
Other liabilities
Derivative instruments	4,517	3,311
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0	106
Securitization and structured entities' liabilities	481	2,183
Insurance-related liabilities	23	18
Payable to brokers, dealers and clients	0
Other	339	144
Total other liabilities	5,360	5,762
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	63,784	73,872
6-9 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	15,588	16,052
6-9 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,787	6,761
6-9 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,304	3,408
6-9 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	144	87
9-12 month [Member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	11,121	9,720
Securities borrowed or purchased under resale agreements	303	888
Loans
Residential mortgages	13,025	9,252
Consumer instalment and other personal	3,376	2,671
Credit cards	0
Business and government	20,399	21,828
Allowance for credit losses	0
Loans,net	36,800	33,751
Other Assets
Derivative instruments	3,997	1,660
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	8	14
Other assets	4,005	1,674
Total Assets	52,229	46,033
Deposits
Deposits	49,572	48,835
Other liabilities
Derivative instruments	4,264	2,160
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0	1,016
Securitization and structured entities' liabilities	1,377	152
Insurance-related liabilities	33	30
Payable to brokers, dealers and clients	0
Other	120	1,611
Total other liabilities	5,794	4,969
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	55,366	53,804
9-12 month [Member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	22,066	16,284
9-12 month [Member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,982	6,163
9-12 month [Member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,845	1,132
9-12 month [Member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	136	187
1-2 years [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	43,792	21,264
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	46,764	52,489
Consumer instalment and other personal	12,991	14,815
Credit cards	0
Business and government	61,935	63,613
Allowance for credit losses	0
Loans,net	121,690	130,917
Other Assets
Derivative instruments	7,688	6,365
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	15	13
Other assets	7,703	6,378
Total Assets	173,185	158,559
Deposits
Deposits	55,403	51,789
Other liabilities
Derivative instruments	7,180	6,470
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	3,498	1,807
Securitization and structured entities' liabilities	2,980	4,353
Insurance-related liabilities	91	83
Payable to brokers, dealers and clients	0
Other	2,567	2,492
Total other liabilities	16,316	15,205
Subordinated debt	0	25
Total Equity	0
Total Liabilities and Equity	71,719	67,019
1-2 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	55,191	47,054
1-2 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,530	2,310
1-2 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,543	3,047
1-2 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	444	399
2-5 years [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	84,041	84,775
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	66,853	77,867
Consumer instalment and other personal	20,184	24,595
Credit cards	0
Business and government	98,451	105,740
Allowance for credit losses	0
Loans,net	185,488	208,202
Other Assets
Derivative instruments	10,420	8,374
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	14	13
Other assets	10,434	8,387
Total Assets	279,963	301,364
Deposits
Deposits	68,983	87,297
Other liabilities
Derivative instruments	10,924	9,112
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	10,287	9,913
Insurance-related liabilities	220	195
Payable to brokers, dealers and clients	0
Other	2,784	4,058
Total other liabilities	24,215	23,278
Subordinated debt	25	25
Total Equity	0
Total Liabilities and Equity	93,223	110,600
2-5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	130,267	130,664
2-5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,807	3,689
2-5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	7,804	9,110
2-5 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	805	486
Over 5 years [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	190,809	172,886
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	35,365	33,227
Consumer instalment and other personal	19,079	18,830
Credit cards	0
Business and government	36,768	32,444
Allowance for credit losses	0
Loans,net	91,212	84,501
Other Assets
Derivative instruments	9,013	7,592
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	7,990	7,717
Other assets	17,003	15,309
Total Assets	299,024	272,696
Deposits
Deposits	29,023	25,602
Other liabilities
Derivative instruments	9,894	9,112
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	33,861	21,466
Insurance-related liabilities	745	701
Payable to brokers, dealers and clients	0
Other	2,659	2,799
Total other liabilities	47,159	34,078
Subordinated debt	8,450	8,327
Total Equity	0
Total Liabilities and Equity	84,632	68,007
Over 5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,417	7,048
Over 5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	76	36
Over 5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	361	818
Over 5 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	256	98
No maturity [member]
Assets
Cash and cash equivalents	2,252	2,271
Interest bearing deposits with banks	0
Securities	70,081	72,890
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	335	212
Consumer instalment and other personal	27,465	26,691
Credit cards	12,649	13,612
Business and government	95,729	102,394
Allowance for credit losses	(5,050)	(4,356)
Loans,net	131,128	138,553
Other Assets
Derivative instruments	0
Customers' liability under acceptances	0
Receivable from brokers, dealers and clients	0
Other	61,978	61,983
Other assets	61,978	61,983
Total Assets	265,439	275,697
Deposits
Deposits	545,754	508,932
Other liabilities
Derivative instruments	0
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	0
Insurance-related liabilities	19,131	17,543
Payable to brokers, dealers and clients	0
Other	11,881	9,434
Total other liabilities	31,012	26,977
Subordinated debt	0
Total Equity	88,100	84,286
Total Liabilities and Equity	664,866	$ 620,195
No maturity [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0
No maturity [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0
No maturity [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0
No maturity [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	$ 0